Trade and Other Receivables - Reconciliation of Changes in Allowance Account for Credit Losses (Detail) - Trade receivables [member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of financial assets [line items]
At the beginning of period / year	$ 6,161	$ 6,161	$ (257)	$ 6,294
(Reversal)/ Allowance for expected credit losses (Note 7)	49	(539)	118
Decreases				(13)
Exchange difference	(49)	282	39	(120)
At the end of the period/year	$ 6,161	$ (257)	$ (100)	$ 6,161